Faegre Drinker Biddle & Reath LLP

191 N. Wacker Drive, Suite 3700

Chicago, IL 60606-1698

www.faegredrinker.com

May 7, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Destra International & Event-Driven Credit Fund (Registration Nos. 811-23309, 333-221584) (the “Fund”)

Ladies and Gentlemen:

On behalf of the Destra International & Event-Driven Credit Fund (the “Fund”), I have transmitted herewith for filing Post-Effective Amendment No. 7 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 10 to the Fund’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended (the “Amendment”). This Amendment is being filed to reflect anticipated changes to the Fund’s name and investment strategies.

Pursuant to Rule 486(a) under the 1933 Act, it is proposed that the Amendment become effective 60 days after filing.

Questions and comments may be directed to the undersigned at (312) 569-1146 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Very truly yours,

/s/ Stacie L. Lamb
Stacie L. Lamb